SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 7,731	$ 4,817	$ 2,256
Cost of revenues [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	368	222	103
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	1,666	1,186	442
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	3,106	2,060	1,001
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 2,591	$ 1,349	$ 710